Organization and Operations (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020	Apr. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ (1,286,569)	$ (1,154,944)
Contract liabilities		425,709	475,956		$ 185,000
Net proceeds from equity infusion from the Business Combination	$ 384,700	384,672	0	$ 0
Cash and cash equivalents		$ 353,457	$ 156,634